Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Apr. 20, 2022
Document Creation Date	dei_DocumentCreationDate	Apr. 20, 2022